16. Short and long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Short And Long-term Debt Tables
Schedule of short and long-term debt
	Maturity of the contract	Interest rate	12/31/2018	12/31/2017
Short-term debt
Local currency
Debentures VI (a)	09/2019	132% of CDI	-	395,093
Debentures VII (b)	09/2021	120% of CDI	288,991	-
Interest accrued	-	-	-	23,921
Foreign currency (US$)
Senior Notes V (c)	12/2018	9.71% p.a.	-	23,258
Engine maintenance (d)	08/2019	Libor 3m+0.75% p.a.	14,665	43,909
Import financing (e)	11/2019	5.46% p.a.	495,458	240,973
Credit line - engines (f)	09/2020	Libor 3m+0.75% p.a.	138,024	47,507
Credit line - engines (g)	06/2021	Libor 3m+2.25% p.a.	20,115	17,145
Loan with guarantee of engines (h)	08/2026	6.65% p.a.	13,053	7,883
Interest accrued	-	-	132,900	74,989
			1,103,206	874,678

Finance leases	06/2025	3.72% p.a.	120,118	288,194

Total short-term debt			1,223,324	1,162,872

Long-term debt
Local currency
Debentures VI (a)	09/2019	132% of CDI	-	617,333
Debentures VII (b)	09/2021	120% of CDI	577,981	-
Foreign currency (US$)
Engine maintenance (d)	08/2019	Libor 3m+0.75% p.a.	-	12,451
Senior Notes II (i)	07/2020	9.64% p.a.	-	314,589
Term Loan (j)	08/2020	6.70% p.a.	1,147,196	968,010
Credit line - engines (f)	09/2020	Libor 3m+0.75% p.a.	43,431	35,634
Credit line - engines (g)	06/2021	Libor 3m+2.25% p.a.	146,457	142,137
Senior Notes VI (k)	12/2021	9.87% p.a.	-	127,181
Senior Notes IV (l)	01/2022	9.24% p.a.	352,205	299,524
Senior Notes III (m)	02/2023	11.30% p.a.	-	69,074
Senior Notes VIII (n)	01/2025	7.09% p.a.	2,439,492	1,597,713
Loan with guarantee of engines (h)	08/2026	6.65% p.a.	120,557	78,239
Senior Notes VII (o)	12/2028	9.84% p.a.	-	54,752
Perpetual Notes (p)	-	8.75% p.a.	513,282	438,201
			5,340,601	4,754,838

Finance leases	06/2025	3.72% p.a.	520,542	1,187,957

Total long-term debt			5,861,143	5,942,795

Total			7,084,467	7,105,667

(a)   Issuance of 105,000 debentures by GLA on September 30, 2015 for early settlement of the Debentures IV and V.

(b)   Issuance of 88,750 debentures by GLA on October 22, 2018 for early settlement of the Debentures VI.

(c)   Issuance of Senior Notes series V by Gol Finance on July 7, 2016, as a result of the private Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes. In the year ended December 31, 2018, the financing was prepaid (for further information, see Note 16.3).

(d)   Issuance of 3 series of Guaranteed Notes to finance engine maintenance, as described in Note 12.4.

(e)   Credit line with private banks of import financing for purchase of spare parts and aircraft equipment. These credit lines will mature throughout 2019. The interest rates negotiated were Libor 3m+4.40% p.a. and Libor 1m+3.25% p.a.

(f)    Credit line raised between August 11, 2017 and November 30, 2018.

(g)   Credit line raised on September 30, 2014.

(h)   Loans obtained on June 28, 2018, with a guarantee of five engines. The interest rates negotiated were from Libor 6m+2.35% p.a. to Libor 6m+4.25% p.a.

(i)    Issuance of Senior Notes II by Gol Finance Inc. on July 13, 2010 in order to repay debts held by the Company. In the year ended December 31, 2018, the financing was prepaid (for further information, see Note 16.3).

(j)    Term Loan issued by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta Airlines. For additional information, see Note 12.6

(k)   Issuance of Senior Notes series VI by Gol Finance on July 7, 2016, as a result of the private Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes. In the year ended December 31, 2018, the financing was prepaid (for further information, see Note 16.3).

(l)    Issuance of Senior Notes IV by Gol Finance on September 24, 2014 in order to finance partial repurchase of Senior Notes I and II.

(m)  Issuance of Senior Notes III by GLA on February 7, 2013 in order to finance the prepayment of debts due within the next 3 years. The total amount of Senior Notes was transferred to Gol Finance along with the financial investments acquired on the date of issuance, and the financing was prepaid (for further information, see Note 16.3).

(n)   Issuances of Senior Notes series VIII by Gol Finance on December 11, 2017 and February 2, 2018 to repurchase Senior Notes and for other general purposes.

(o)   Issuance of Senior Notes series VII by Gol Finance on July 7, 2016, as a result of the private Exchange Offer of Senior Notes I, II, III, IV and Perpetual Notes. In the year ended December 31, 2018, the financing was prepaid (for further information, see Note 16.3).

(p)   Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase and repayment of loans.

Schedule of maturities of long-term debt
	2020	2021	2022	2023	2023 onwards	Without maturity date	Total
In local currency:
Debentures VII	288,990	288,991	-	-	-	-	577,981

In US$:
Term Loan	1,147,196	-	-	-	-	-	1,147,196
Engine facility	43,431	-	-	-	-	-	43,431
Engine facility	20,265	126,192	-	-	-	-	146,457
Finance guaranteed by engines	3,312	13,643	14,270	14,921	74,411	-	120,557
Senior Notes IV	-	-	352,205	-	-	-	352,205
Senior Notes VIII	-	-	-	-	2,439,492	-	2,439,492
Perpetual Notes	-	-	-	-	-	513,282	513,282
Total	1,503,194	428,826	366,475	14,921	2,513,903	513,282	5,340,601

Schedule of fair value of senior and perpetual Notes
	Book value (c)	Fair value
Term Loan (a)	1,172,451	1,264,852
Debentures (a)	866,972	901,375
Senior Notes and Perpetual Notes (b)	3,403,598	3,016,230
Other	1,000,786	1,124,661
Total	6,443,807	6,307,118

(a) Fair value obtained through internal method valuation.

(b) Fair value obtained through current market quotations.

(c) The book value presented is net of interest and issuance costs.

Schedule of funding operations
Transaction	Principal amount		Interest	Maturity
date	(US$)	(R$)	rate (p.a.)	date
New issuances
01/12/2018	4,722	15,202	5.10%	01/07/2019
03/02/2018	6,531	21,301	5.75%	03/01/2019
03/09/2018	6,731	21,874	5.44%	09/05/2018
03/23/2018	7,447	24,606	5.63%	09/19/2018
04/20/2018	7,121	24,285	5.75%	10/17/2018
04/27/2018	14,395	49,919	5.76%	10/24/2018
05/04/2018	7,710	27,225	6.19%	10/31/2018
10/19/2018	6,990	27,085	6.34%	04/19/2019
10/31/2018	6,053	23,453	6.50%	04/29/2019
11/18/2018	6,669	25,840	5.43%	11/18/2019
12/07/2018	7,195	27,881	6.61%	06/05/2019

Renegotiations
01/05/2018	2,694	8,731	5.10%	01/07/2019
01/12/2018	5,245	16,888	5.07%	12/31/2018
01/29/2018	8,595	27,208	5.20%	01/24/2019
02/05/2018	4,815	15,579	5.48%	01/31/2019
04/16/2018	4,273	14,874	6.73%	04/11/2019
05/29/2018	5,407	20,205	5.79%	05/24/2019
06/21/2018	9,683	37,335	4.99%	06/14/2019
06/21/2018	4,570	17,621	5.91%	06/17/2019
06/21/2018	10,436	40,239	4.99%	06/14/2019
10/24/2018	14,395	55,781	5.08%	04/22/2019

Transaction	Principal amount		Cost		Interest	Maturity
Date	(US$)	(R$)	(US$)	(R$)	rate	date
03/27/2018	10,503	34,928	603	2,005	Libor 3m+0.75% p.a.	01/24/2020
05/04/2018	10,467	36,951	567	2,001	Libor 3m+0.75% p.a.	03/24/2020
06/29/2018	10,299	39,710	399	1,538	Libor 3m+0.75% p.a.	04/29/2020
08/29/2018	10,301	42,597	401	1,658	Libor 3m+0.75% p.a.	06/30/2020
11/30/2018	10,203	39,417	303	1,170	Libor 3m+0.75% p.a.	09/30/2020

Schedule of senior Notes and Perpetual Notes Exchange Offer
	Maturities	Transaction	Payments	Premium paid (*)
Senior Notes VI	07/2021	01/2018	42,019	5,644
Senior Notes V	12/2018	01/2018	7,379	-
Senior Notes VII	12/2028	01/2018	18,348	2,477
Senior Notes II	07/2020	03/2018	95,777	1,474
Senior Notes III	02/2023	03/2018	20,881	1,122
Total in U.S.			184,404	10,717

Total in Brazilian Reais			610,600	34,979

(*) Amounts recorded under “Exchange offer costs” in the financial result.

Schedule of future payments of finance agreements
	12/31/2018	12/31/2017
2018	-	333,795
2019	140,307	319,511
2020	140,080	267,477
2021	139,852	224,591
2022	139,624	119,200
2023	69,985	59,748
2024 and thereafter	65,776	267,075
Total minimum lease payments	695,624	1,591,397
Less total interest	(54,964)	(115,246)
Present value of minimum lease payments	640,660	1,476,151
Less current portion	(120,118)	(288,194)
Noncurrent portion	520,542	1,187,957